CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 1,274	$ 1,019	$ 2,410	$ 2,039
Other income		14	220	85	247
Direct operating costs	[1]	(366)	(307)	(716)	(698)
Management service costs		(65)	(72)	(141)	(153)
Interest expense		(294)	(246)	(560)	(479)
Share of earnings from equity-accounted investments		29	2	48	7
Foreign exchange and financial instruments (loss) gain		(6)	(47)	(43)	1
Depreciation		(389)	(379)	(790)	(747)
Other		(13)	(78)	(60)	(177)
Income tax (expense) recovery
Current		(31)	(22)	(73)	(38)
Deferred		(31)	20	(5)	53
Income tax (expense) recovery		(62)	(2)	(78)	15
Net income		122	110	155	55
Net income attributable to:
Preferred limited partners' equity		12	15	23	29
Limited partners' equity		$ (9)	$ (35)	$ (53)	$ (101)
Basic earnings (loss) per LP Unit (in dollars per share)		$ (0.03)	$ (0.13)	$ (0.19)	$ (0.37)
Diluted earnings (loss) per LP Unit (in dollars per share)		$ (0.03)	$ (0.13)	$ (0.19)	$ (0.37)
Non-controlling interests
Consolidated Statment of Income (Loss) [line items]
Revenues		$ 598	$ 460	$ 1,134	$ 881
Direct operating costs		(157)	(130)	(300)	(319)
Management service costs		0	0	0	0
Interest expense		(145)	(111)	(277)	(215)
Foreign exchange and financial instruments (loss) gain		6	20	(8)	68
Depreciation		(166)	(146)	(330)	(290)
Other		46	(41)	78	31
Income tax (expense) recovery
Current		(25)	(19)	(55)	(25)
Deferred		(25)	(6)	(29)	(8)
Participating non-controlling interests – in operating subsidiaries
Income tax (expense) recovery
Net income		96	149	182	206
Net income attributable to:
Non-controlling interests		96	149	182	206
General partnership interest in a holding subsidiary held by Brookfield
Income tax (expense) recovery
Net income		23	19	47	39
Net income attributable to:
Non-controlling interests		23	19	47	39
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Income tax (expense) recovery
Net income		(7)	(25)	(38)	(71)
Net income attributable to:
Non-controlling interests		(7)	(25)	(38)	(71)
BEPC exchangeable shares
Net income attributable to:
Non-controlling interests		(6)	(22)	(33)	(63)
Preferred equity
Income tax (expense) recovery
Net income		6	6	13	13
Net income attributable to:
Non-controlling interests		6	6	13	13
Perpetual subordinated notes
Income tax (expense) recovery
Net income		7	3	14	3
Net income attributable to:
Non-controlling interests		$ 7	$ 3	$ 14	$ 3

[1]	Direct operating costs exclude depreciation expense disclosed below.